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                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

      Registrant Name: HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO

PART 1:

          Registrant CIK Number: 0000796330
          Registrant CCC Number: ua$fffx5
          File Number: 811-4732

Mark as many acceptable values for [SROS] tag as apply:

       American Stock Exchange           AMEX   / /  National Association of Securities Dealers    NASD   / /
       Boston Stock Exchange             BSE    / /  New York Stock Exchange                       NYSE   / /
       Chicago Board Options Exchange    CBOE   / /  Philadelphia Stock Exchange                   PHLX   / /
       Cincinnati Stock Exchange         CSE    / /  Pacific Stock Exchange                        PCX    / /
       Chicago Stock Exchange            CSX    / /  Not Applicable                                None   /X/

PART 2 OPTIONAL TAGS
[Return copy]   Return a copy of the EDGAR filing

                /X/ E-Mail                          / / Print

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 Report as of the end of annual period: 12/31/03  (a)
                            or fiscal year:   /  /    (b)
     Is this a transition report? (Y or N):  N

Is this an amendment to a previous filing? (Y or N):  N

1.A)  Registrant Name: HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO
  B)  File Number: 811-4732
  C)  Telephone Number: 860-843-3911

2.A)  Street:    PO BOX 2999
  B)  City:   HARTFORD      C) State:  CT  D) Zip Code: 06104  Zip Ext.: 2999
  E) Foreign Country: N/A                    Foreign Postal Code: N/A

3. Is this the first filing on this form by the Registrant? (Y or N) ---N---
4. Is this the last filing on this form by the Registrant? (Y or N)  ---N---
5. Is Registrant a small business investment company (SBIC)?(Y or N) ---N---
6. Is Registrant a unit investment trust (UIT)?(Y or N) -------------Y------

111. A) Depositor Name (if any): HARTFORD LIFE INSURANCE COMPANY
     B) File Number:
     C) City: HARTFORD            State: CT  Zip Code: 06104  Zip Ext.:2999
        Foreign Country:                      Foreign Postal Code:

112. A) Sponsor Name (if any): HARTFORD LIFE INSURANCE COMPANY
     B) File Number:
     C) City: HARTFORD            State: CT  Zip Code: 06104  Zip Ext.:2999
        Foreign Country:                      Foreign Postal Code:


     PRINCIPAL UNDERWRITER
114. A) Underwriter Name (if any): HARTFORD SECURITIES DISTRIBUTION
                                   COMPANY, INC.
     B) File Number: 8-48097
     C) City: HARTFORD              State: CT Zip Code:06115  Zip Ext.:2999
        Foreign Country:                      Foreign Postal Code:

INDEPENDENT PUBLIC ACCOUNTANT

115. A) Accountant Name: DELOITTE & TOUCHE
     B) City: HARTFORD     State: CT Zip Code: 06103       Zip Ext.:
        Foreign Country:                      Foreign Postal Code:


116.  Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)   N

   B)  If 'Y'(Yes),Identify the family in 10 letters __________________________

       (NOTE: In filing this form, use this identification consistently for all investment companies in the family. This designation is for purposes of this form only.)

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117. a)  Is Registrant a separate account of an insurance company (Y or N) Y

   If answer is Yes, are any of the following types of contracts funded by the registrant?:

   b) Variable annuity contracts? (Y/N)                                    Y
   c) Scheduled premium variable life contracts? (Y/N)                     N
   d) Flexible premium variable life contracts? (Y/N)                      N
   e) Other types of insurance products registered under the Securities
      Act of 1933? (Y/N)                                                   N

118.  State the number of series existing at the end of the period that had
      securities registered under the Securities Act of 1933.                1

119.  State the number of new series for which registration statements under
      the Securities Act of 1933 became effective during the period.         0


120.  State the total value of the portfolio securities on the date of deposit
      for the new series included in item 119 ($000's)                      $0

121.  State the number of series for which a current prospectus was in
      existence at the end of the period                                     1


122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period 0

123.  State the total value of the additional units considered in answering
     item 122 ($000,s omitted)                                              $0

124. State the total value of units of prior series that were placed in the portfolios of a subsequent series during the current period (the value of the units is to be measured on the date they were placed in the subsequent
      series) ($000's omitted)                                               $0

125. State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
      registrant (000,s omitted)                                             $0

126. Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in registrant's units (include the sales loads, if any, collected on units of a prior series
      placed in the portfolio of a subsequent series.) ($000's omitted)      $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV)in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distribution of realized gains, if any):

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
                                                 NUMBER OF   TOTAL ASSETS    TOTAL INCOME
                                                 SERIES      ($000'S         DISTRIBUTIONS
                                                 INVESTING   OMITTED)        ($000'SOMITTED)
                                                 ---------   ------------    ---------------
A. U.S. Treasury direct issue                           --             --                 --

B. U.S.  Government agency                              --             --                 --

C. State and municipal tax-free                         --             --                 --

D. Public utility debt                                  --             --                 --

E. Brokers or dealers debt or debt of
brokers' or dealers parent                              --             --                 --

F. All other corporate interned & long
   term debt                                            --             --                 --

G. All other corporate short-term debt                  --             --                 --

H. Equity securities of brokers or
   dealers or parents of brokers or dealers             --             --                 --

I. Investment company equity securities                 --             --                 --

J. All other equity securities                          --   $ 16,124,230    $       220,478

K. Other securities                                     --             --                 --

L. Total assets of all series of registrant             --   $ 16,124,230    $       220,478

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N) --------------------------------------------N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000,s omitted)                              $176,186